INTANGIBLE - Valuation assumptions (Details)	12 Months Ended
Dec. 31, 2022 R$ / $ $ / T
INTANGIBLE
Nominal rate (percentage)	3.30%
Discount rate, based on WACC (as a percent)	8.70%
Average exchange rate | R$ / $	5.19
Discount rate (post-tax)	8.70%
Discount rate (pre-tax)	12.09%
Foreign
INTANGIBLE
Net average pulp price	668.6
Domestic (Brazil)
INTANGIBLE
Net average pulp price	600.6